As filed with the Securities and Exchange Commission on March 4, 2021

Securities Act Registration No. 333-95849

Investment Company Act Registration No. 811-09805

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 93 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 94 (X)

Check appropriate box or boxes

Prudential Investment Portfolios 3

Exact name of registrant as specified in charter

655 Broad Street, 17th Floor

Newark, New Jersey 07102

Address of Principal Executive Offices including Zip Code

1-800-225-1852

Registrant's Telephone Number, Including Area Code

Andrew R. French

655 Broad Street, 17th Floor

Newark, New Jersey 07102

Name and Address of Agent for Service

It is proposed that this filing will become effective: __ immediately upon filing pursuant to paragraph (b) __ on (____) pursuant to paragraph (b)

__ 60 days after filing pursuant to paragraph (a)(1) __ on (____) pursuant to paragraph (a)(1)

__ 75 days after filing pursuant to paragraph (a)(2) __ on (____) pursuant to paragraph (a)(2) of Rule 485 If appropriate, check the following box:

X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 93 to the Registration Statement for Prudential Investment Portfolios 3 (the "Registrant") is being filed on behalf of PGIM QMAW Systematic Absolute Return Fund, for the purpose of delaying, until April 3, 2021, the effectiveness of Post-Effective Amendment No. 87 for the Registrant, which was filed pursuant to Rule 485(a)(2) on September 25, 2020. Post-Effective Amendment No. 87 was initially scheduled to become effective on December 9, 2020.

Accordingly, the contents of Post-Effective Amendment No. 87 consisting of Part A, Part B, and Part C, are hereby incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post- Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 4th day of March, 2021.

Prudential Investment Portfolios 3

*

Stuart S. Parker, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
*	Trustee

Ellen S. Alberding
*	Trustee

Kevin J. Bannon
*	Trustee

Scott E. Benjamin
*	Trustee

Linda W. Bynoe
*	Trustee

Barry H. Evans
*	Trustee

Keith F. Hartstein
*	Trustee

Laurie Simon Hodrick
*	Trustee and President, Principal
Executive Officer
Stuart S. Parker

*	Trustee

Brian K. Reid
*	Trustee

Grace C. Torres

*	Treasurer, Principal Financial and
Accounting Officer
Christian J. Kelly

*By: /s/ Diana Huffman	Attorney-in-Fact	March 4, 2021

Diana Huffman

POWER OF ATTORNEY

for the PGIM Fund Complex

The undersigned, directors/ trustees and/or officers of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Diana Huffman, Melissa Gonzalez, Patrick McGuinness and Debra Rubano or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person's personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission. This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding	/s/ Laurie Simon Hodrick

Ellen S. Alberding	Laurie Simon Hodrick
/s/ Kevin J. Bannon	/s/ Christian J. Kelly

Kevin J. Bannon	Christian J. Kelly
/s/ Scott E. Benjamin	/s/ Stuart S. Parker

Scott E. Benjamin	Stuart S. Parker
/s/ Linda W. Bynoe	/s/ Brian K. Reid

Linda W. Bynoe	Brian K. Reid
/s/ Barry H. Evans	/s/Grace C. Torres

Barry H. Evans	Grace C. Torres
/s/ Keith F. Hartstein

Keith F. Hartstein

Dated: January 7, 2021

Appendix A

Prudential Government Money Market Fund, Inc.

The Prudential Investment Portfolios, Inc.

Prudential Investment Portfolios 2

Prudential Investment Portfolios 3

Prudential Investment Portfolios Inc. 14

Prudential Investment Portfolios 4

Prudential Investment Portfolios 5

Prudential Investment Portfolios 6

Prudential National Muni Fund, Inc.

Prudential Jennison Blend Fund, Inc.

Prudential Jennison Mid-Cap Growth Fund, Inc.

Prudential Investment Portfolios 7

Prudential Investment Portfolios 8

Prudential Jennison Small Company Fund, Inc.

Prudential Investment Portfolios 9

Prudential World Fund, Inc.

Prudential Investment Portfolios, Inc. 10

Prudential Jennison Natural Resources Fund, Inc.

Prudential Global Total Return Fund, Inc.

Prudential Investment Portfolios 12

Prudential Investment Portfolios, Inc. 15

Prudential Investment Portfolios 16

Prudential Investment Portfolios, Inc. 17

Prudential Investment Portfolios 18

Prudential Sector Funds, Inc.

Prudential Short-Term Corporate Bond Fund, Inc.

The Target Portfolio Trust

The Prudential Variable Contract Account-2

The Prudential Variable Contract Account-10

PGIM ETF Trust

PGIM Global High Yield Fund, Inc.

PGIM High Yield Bond Fund, Inc

PGIM Short Duration High Yield Opportunities Fund